UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07237

Putnam Investment Funds

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Small Cap Value Fund
Class A [PSLAX]	Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.10%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Putnam Small Cap Value Fund returned 13.72%. The Fund compares its performance to the Russell 2000 Value Index, which returned 24.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Hudbay Minerals, a Canadian mining company
↑	Overweight position in Tutor Perini, a specialty construction company
↑	Overweight position in Critical Metals, a mining exploration and development company

Top detractors from performance:
↓	Overweight position in Helen of Troy, a global consumer products company
↓	Out-of-benchmark position in Camping World Holdings, an RV retailer
↓	Overweight position in Walker & Dunlop, a commercial real estate finance firm
Putnam Small Cap Value Fund	PAGE 1	38984-ATSA-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	13.72	9.06	10.61
Class A (with sales charge)	15.04	10.34	11.95
Russell 3000 Index	17.02	12.80	15.08
Russell 2000 Value Index	24.95	7.67	10.90
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$282,207,317
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	118
Total Management Fee Paid	$1,580,852
Portfolio Turnover Rate	100%
Putnam Small Cap Value Fund	PAGE 2	38984-ATSA-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Small Cap Value Fund	PAGE 3	38984-ATSA-0426

Putnam Small Cap Value Fund
Class C [PSLCX]	Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$197	1.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Putnam Small Cap Value Fund returned 12.80%. The Fund compares its performance to the Russell 2000 Value Index, which returned 24.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Hudbay Minerals, a Canadian mining company
↑	Overweight position in Tutor Perini, a specialty construction company
↑	Overweight position in Critical Metals, a mining exploration and development company

Top detractors from performance:
↓	Overweight position in Helen of Troy, a global consumer products company
↓	Out-of-benchmark position in Camping World Holdings, an RV retailer
↓	Overweight position in Walker & Dunlop, a commercial real estate finance firm
Putnam Small Cap Value Fund	PAGE 1	38984-ATSC-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	12.80	8.25	9.95
Class C (with sales charge)	15.00	10.37	11.97
Russell 3000 Index	17.02	12.80	15.08
Russell 2000 Value Index	24.95	7.67	10.90
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$282,207,317
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	118
Total Management Fee Paid	$1,580,852
Portfolio Turnover Rate	100%
Putnam Small Cap Value Fund	PAGE 2	38984-ATSC-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Small Cap Value Fund	PAGE 3	38984-ATSC-0426

Putnam Small Cap Value Fund
Class R [PSCRX]	Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$144	1.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R shares of Putnam Small Cap Value Fund returned 13.47%. The Fund compares its performance to the Russell 2000 Value Index, which returned 24.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Hudbay Minerals, a Canadian mining company
↑	Overweight position in Tutor Perini, a specialty construction company
↑	Overweight position in Critical Metals, a mining exploration and development company

Top detractors from performance:
↓	Overweight position in Helen of Troy, a global consumer products company
↓	Out-of-benchmark position in Camping World Holdings, an RV retailer
↓	Overweight position in Walker & Dunlop, a commercial real estate finance firm
Putnam Small Cap Value Fund	PAGE 1	38984-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R	13.47	8.79	10.34
Russell 3000 Index	17.02	12.80	15.08
Russell 2000 Value Index	24.95	7.67	10.90
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$282,207,317
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	118
Total Management Fee Paid	$1,580,852
Portfolio Turnover Rate	100%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Small Cap Value Fund	PAGE 2	38984-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Small Cap Value Fund	PAGE 3	38984-ATSR-0426

Putnam Small Cap Value Fund
Class R6 [PSCMX]	Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$78	0.73%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Putnam Small Cap Value Fund returned 14.21%. The Fund compares its performance to the Russell 2000 Value Index, which returned 24.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Hudbay Minerals, a Canadian mining company
↑	Overweight position in Tutor Perini, a specialty construction company
↑	Overweight position in Critical Metals, a mining exploration and development company

Top detractors from performance:
↓	Overweight position in Helen of Troy, a global consumer products company
↓	Out-of-benchmark position in Camping World Holdings, an RV retailer
↓	Overweight position in Walker & Dunlop, a commercial real estate finance firm
Putnam Small Cap Value Fund	PAGE 1	38984-ATSR6-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	14.21	9.48	11.07
Russell 3000 Index	17.02	12.80	15.08
Russell 2000 Value Index	24.95	7.67	10.90
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$282,207,317
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	118
Total Management Fee Paid	$1,580,852
Portfolio Turnover Rate	100%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Small Cap Value Fund	PAGE 2	38984-ATSR6-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Small Cap Value Fund	PAGE 3	38984-ATSR6-0426

Putnam Small Cap Value Fund
Class Y [PYSVX]	Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$91	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class Y shares of Putnam Small Cap Value Fund returned 14.04%. The Fund compares its performance to the Russell 2000 Value Index, which returned 24.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Hudbay Minerals, a Canadian mining company
↑	Overweight position in Tutor Perini, a specialty construction company
↑	Overweight position in Critical Metals, a mining exploration and development company

Top detractors from performance:
↓	Overweight position in Helen of Troy, a global consumer products company
↓	Out-of-benchmark position in Camping World Holdings, an RV retailer
↓	Overweight position in Walker & Dunlop, a commercial real estate finance firm
Putnam Small Cap Value Fund	PAGE 1	38984-ATSY-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class Y	14.04	9.34	10.89
Russell 3000 Index	17.02	12.80	15.08
Russell 2000 Value Index	24.95	7.67	10.90
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$282,207,317
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	118
Total Management Fee Paid	$1,580,852
Portfolio Turnover Rate	100%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Small Cap Value Fund	PAGE 2	38984-ATSY-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Small Cap Value Fund	PAGE 3	38984-ATSY-0426

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Warren Lowell and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Warren Lowell and Manoj P. Singh as the Audit Committee’s financial experts. Warren Lowell and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending February 28, 2025 and February 28, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $46,537 in February 28, 2025 and $41,479 in February 28, 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in February 28, 2025 and $0 in February 28, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $5,814 in February 28, 2025 and $9,690 in February 28, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in February 28, 2025 and $0 in February 28, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $518,325 in February 28, 2025 and $1,557,011 in February 28, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Small Cap Value Fund
Financial Statements and Other Important Information
Annual | February 28, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 13
Notes to Financial Statements 17
Report of Independent Registered Public Accounting Firm 29
Tax Information 30
Changes In and Disagreements with Accountants 31
Results of Meeting(s) of Shareholders 31
Remuneration Paid to Directors, Officers and Others 31
Board Approval of Management and Subadvisory Agreements 31

Putnam Investment Funds
Financial Highlights
Putnam Small Cap Value Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.60 $15.07 $13.92 $15.59 $13.29
Income from investment operations
b
:
Net investment income
c
......................... 0.11 0.08 0.11 0.03 0.02
Net realized and unrealized gains (losses) ........... 1.97 1.34 1.23 (0.63) 2.31
Total from investment operations .................... 2.08 1.42 1.34 (0.60) 2.33
Less distributions from:
Net investment income .......................... (0.20) (0.13) (0.08) (0.05) (0.03)
Net realized gains ............................. (0.85) (0.76) (0.11) (1.02) —
Total distributions ............................... (1.05) (0.89) (0.19) (1.07) (0.03)
Net asset value, end of year ....................... $16.63 $15.60 $15.07 $13.92 $15.59
Total return
d
................................... 13.72% 8.99% 9.70% (3.47)% 17.55%
Ratios to average net assets
Expenses
e
.................................... 1.10% 1.14% 1.18% 1.18%
f
1.15%
Net investment income ........................... 0.73% 0.51% 0.84% 0.20% 0.16%
Supplemental data
Net assets , end of year (000’s) ..................... $166,253 $155,502 $150,710 $151,108 $164,411
Portfolio turnover rate ............................ 100% 86% 83% 72% 60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.54 $10.45 $9.72 $11.27 $9.66
Income from investment operations
b
:
Net investment income (loss)
c
.................... (—)
d
(0.03) 0.01 (0.06) (0.06)
Net realized and unrealized gains (losses) ........... 1.30 0.95 0.85 (0.47) 1.67
Total from investment operations .................... 1.30 0.92 0.86 (0.53) 1.61
Less distributions from:
Net investment income .......................... (0.13) (0.07) (0.02) — —
Net realized gains ............................. (0.85) (0.76) (0.11) (1.02) —
Total distributions ............................... (0.98) (0.83) (0.13) (1.02) —
Net asset value, end of year ....................... $10.86 $10.54 $10.45 $9.72 $11.27
Total return
e
................................... 12.80% 8.25% 8.87% (4.17)% 16.67%
Ratios to average net assets
Expenses
f
..................................... 1.85% 1.89% 1.93% 1.93%
g
1.90%
Net investment income (loss) ...................... (0.02)% (0.23)% 0.10% (0.54)% (0.58)%
Supplemental data
Net assets , end of year (000’s) ..................... $5,002 $5,568 $6,889 $8,035 $9,036
Portfolio turnover rate ............................ 100% 86% 83% 72% 60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Includes one-time proxy cost of 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.05 $14.59 $13.50 $15.14 $12.91
Income from investment operations
b
:
Net investment income (loss)
c
.................... 0.07 0.04 0.07 (0.01) (0.01)
Net realized and unrealized gains (losses) ........... 1.90 1.29 1.19 (0.61) 2.24
Total from investment operations .................... 1.97 1.33 1.26 (0.62) 2.23
Less distributions from:
Net investment income .......................... (0.18) (0.11) (0.06) — —
Net realized gains ............................. (0.85) (0.76) (0.11) (1.02) —
Total distributions ............................... (1.03) (0.87) (0.17) (1.02) —
Net asset value, end of year ....................... $15.99 $15.05 $14.59 $13.50 $15.14
Total return .................................... 13.47% 8.70% 9.40% (3.69)% 17.27%
Ratios to average net assets
Expenses
d
.................................... 1.35% 1.39% 1.43% 1.43%
e
1.40%
Net investment income (loss) ...................... 0.49% 0.27% 0.56% (0.06)% (0.08)%
Supplemental data
Net assets , end of year (000’s) ..................... $2,736 $1,350 $1,038 $865 $1,029
Portfolio turnover rate ............................ 100% 86% 83% 72% 60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy cost of 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.87 $16.20 $14.94 $16.65 $14.19
Income from investment operations
b
:
Net investment income
c
......................... 0.19 0.15 0.18 0.09 0.09
Net realized and unrealized gains (losses) ........... 2.14 1.43 1.33 (0.68) 2.46
Total from investment operations .................... 2.33 1.58 1.51 (0.59) 2.55
Less distributions from:
Net investment income .......................... (0.26) (0.15) (0.14) (0.10) (0.09)
Net realized gains ............................. (0.85) (0.76) (0.11) (1.02) —
Total distributions ............................... (1.11) (0.91) (0.25) (1.12) (0.09)
Net asset value, end of year ....................... $18.09 $16.87 $16.20 $14.94 $16.65
Total return .................................... 14.21% 9.37% 10.16% (3.11)% 17.97%
Ratios to average net assets
Expenses
d
.................................... 0.73% 0.76% 0.78% 0.79%
e
0.76%
Net investment income ........................... 1.10% 0.85% 1.23% 0.60% 0.55%
Supplemental data
Net assets , end of year (000’s) ..................... $20,462 $11,629 $19,955 $23,585 $26,901
Portfolio turnover rate ............................ 100% 86% 83% 72% 60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy cost of 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.80 $16.15 $14.89 $16.59 $14.15
Income from investment operations
b
:
Net investment income
c
......................... 0.17 0.13 0.16 0.07 0.06
Net realized and unrealized gains (losses) ........... 2.13 1.43 1.32 (0.67) 2.46
Total from investment operations .................... 2.30 1.56 1.48 (0.60) 2.52
Less distributions from:
Net investment income .......................... (0.24) (0.15) (0.11) (0.08) (0.08)
Net realized gains ............................. (0.85) (0.76) (0.11) (1.02) —
Total distributions ............................... (1.09) (0.91) (0.22) (1.10) (0.08)
Net asset value, end of year ....................... $18.01 $16.80 $16.15 $14.89 $16.59
Total return .................................... 14.04% 9.24% 10.01% (3.22)% 17.80%
Ratios to average net assets
Expenses
d
.................................... 0.85% 0.89% 0.93% 0.93%
e
0.90%
Net investment income ........................... 0.98% 0.77% 1.10% 0.48% 0.35%
Supplemental data
Net assets , end of year (000’s) ..................... $87,755 $91,329 $77,094 $94,133 $138,102
Portfolio turnover rate ............................ 100% 86% 83% 72% 60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy cost of 0.01%.

Putnam Investment Funds
Schedule of Investments, February 28, 2026
Putnam Small Cap Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.4%
Automobile Components 2.6%
a
Holley, Inc. ........................................ United States 1,204,256 $ 4,913,365
Lear Corp. ........................................ United States 18,900 2,480,625
7,393,990
Banks 17.5%
a
Avidbank Holdings, Inc. ............................... United States 85,248 2,461,962
Avidia Bancorp, Inc. ................................. United States 54,740 1,025,280
a
Axos Financial, Inc. .................................. United States 37,450 3,251,409
Banc of California, Inc. ............................... United States 132,400 2,445,428
a
Bancorp, Inc. (The) .................................. United States 26,100 1,369,989
Business First Bancshares, Inc. ......................... United States 89,600 2,446,080
a,b
Coastal Financial Corp. ............................... United States 32,502 2,411,323
a
Commercial Bancgroup, Inc. ........................... United States 70,041 1,821,767
ConnectOne Bancorp, Inc. ............................ United States 84,324 2,237,116
Eagle Bancorp, Inc. .................................. United States 87,500 2,226,875
Five Star Bancorp ................................... United States 90,797 3,534,727
Metropolitan Bank Holding Corp. ........................ United States 40,046 3,369,871
Mid Penn Bancorp, Inc. ............................... United States 87,000 2,798,790
Nicolet Bankshares, Inc. .............................. United States 25,933 3,961,525
Northrim BanCorp, Inc. ............................... United States 130,100 3,056,049
Popular, Inc. ....................................... United States 23,200 3,140,352
a
Third Coast Bancshares, Inc. .......................... United States 64,900 2,570,689
UMB Financial Corp. ................................. United States 20,300 2,352,364
Valley National Bancorp .............................. United States 239,700 3,022,617
49,504,213
Biotechnology 3.4%
a
BioMarin Pharmaceutical, Inc. .......................... United States 28,000 1,728,440
a
Janux Therapeutics, Inc. .............................. United States 49,342 671,545
a
Precigen, Inc. ...................................... United States 290,500 1,100,995
a
Vaxcyte, Inc. ....................................... United States 41,934 2,589,005
a
Veracyte, Inc. ...................................... United States 99,240 3,631,191
9,721,176
Building Products 1.0%
UFP Industries, Inc. .................................. United States 27,400 2,819,734
Capital Markets 1.5%
a
Donnelley Financial Solutions, Inc. ...................... United States 49,200 2,448,192
b
WisdomTree, Inc. ................................... United States 100,200 1,714,422
4,162,614
Chemicals 1.0%
a
Ingevity Corp. ...................................... United States 24,225 1,744,927
Tronox Holdings plc ................................. United States 152,000 1,136,960
2,881,887
Commercial Services & Supplies 2.8%
a
Casella Waste Systems, Inc. , A ......................... United States 31,500 2,934,540
HNI Corp. ......................................... United States 77,632 3,490,335
UniFirst Corp. ...................................... United States 5,700 1,338,474
7,763,349
Communications Equipment 1.1%
a
Aviat Networks, Inc. ................................. United States 123,349 3,088,659
Construction & Engineering 3.9%
a
NWPX Infrastructure, Inc. ............................. United States 42,500 3,298,000

Putnam Investment Funds
Schedule of Investments
Putnam Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction & Engineering (continued)
Tutor Perini Corp. ................................... United States 26,600 $ 2,004,842
Valmont Industries, Inc. ............................... United States 6,880 3,164,318
b
WillScot Holdings Corp. ............................... United States 116,400 2,515,404
10,982,564
Construction Materials 1.0%
b
Titan America SA ................................... Belgium 154,892 2,806,643
Consumer Finance 2.0%
a
Encore Capital Group, Inc. ............................ United States 40,400 2,758,916
Jefferson Capital, Inc. ................................ United States 134,100 2,766,483
5,525,399
Containers & Packaging 0.8%
a,b
O-I Glass, Inc. ...................................... United States 163,116 2,185,754
Diversified Consumer Services 1.5%
a,b
McGraw Hill, Inc. .................................... United States 94,928 1,328,992
Perdoceo Education Corp. ............................ United States 86,200 2,874,770
4,203,762
Diversified REITs 0.9%
Broadstone Net Lease, Inc. ............................ United States 133,000 2,578,870
Electric Utilities 1.0%
Portland General Electric Co. .......................... United States 54,648 2,948,806
Electrical Equipment 1.1%
Regal Rexnord Corp. ................................ United States 14,000 3,093,720
Electronic Equipment, Instruments & Components 1.2%
Vishay Intertechnology, Inc. ............................ United States 185,500 3,472,560
Energy Equipment & Services 0.5%
Helmerich & Payne, Inc. .............................. United States 36,200 1,274,964
Financial Services 2.2%
NewtekOne, Inc. .................................... United States 169,222 2,078,046
a
Onity Group, Inc. .................................... United States 50,200 2,103,882
Walker & Dunlop, Inc. ................................ United States 42,261 1,944,429
6,126,357
Gas Utilities 1.2%
Southwest Gas Holdings, Inc. .......................... United States 37,000 3,262,290
Ground Transportation 1.2%
Covenant Logistics Group, Inc. , A ....................... United States 107,200 3,155,968
a
Proficient Auto Logistics, Inc. ........................... United States 37,349 282,732
3,438,700
Health Care Providers & Services 4.3%
a
BrightSpring Health Services, Inc. ....................... United States 66,200 2,742,666
a
DocGo, Inc. ....................................... United States 352,000 252,736
a,b
LifeStance Health Group, Inc. .......................... United States 593,697 4,298,366
a
Lumexa Imaging Holdings, Inc. ......................... United States 160,500 2,269,470
a
Option Care Health, Inc. .............................. United States 76,650 2,488,059
12,051,297
Health Care REITs 1.8%
American Healthcare REIT, Inc. ......................... United States 54,200 2,831,408

Putnam Investment Funds
Schedule of Investments
Putnam Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care REITs (continued)
Healthcare Realty Trust, Inc. , A ......................... United States 117,600 $ 2,169,720
5,001,128
Hotels, Restaurants & Leisure 0.8%
b
Cheesecake Factory, Inc. (The) ......................... United States 34,700 2,247,866
Household Durables 4.2%
a
Cavco Industries, Inc. ................................ United States 1,520 877,435
La-Z-Boy, Inc. ...................................... United States 68,200 2,436,104
Leggett & Platt, Inc. .................................. United States 198,200 2,314,976
a
M/I Homes, Inc. ..................................... United States 19,600 2,786,336
a
Taylor Morrison Home Corp. , A ......................... United States 53,550 3,528,410
11,943,261
Household Products 1.2%
b
Spectrum Brands Holdings, Inc. ........................ United States 44,700 3,503,586
Insurance 2.0%
b
Abacus Global Management, Inc. ....................... United States 367,500 3,355,275
Horace Mann Educators Corp. ......................... United States 53,331 2,320,432
5,675,707
Interactive Media & Services 0.9%
a
MediaAlpha, Inc. , A .................................. United States 256,600 2,550,604
IT Services 0.4%
a,b
Applied Digital Corp. ................................. United States 41,000 1,118,070
Leisure Products 1.1%
a
MasterCraft Boat Holdings, Inc. ......................... United States 147,924 3,210,690
Life Sciences Tools & Services 0.2%
a
Codexis, Inc. ....................................... United States 529,200 534,492
Machinery 3.2%
a
Alliance Laundry Holdings, Inc. ......................... United States 80,700 1,810,101
a,b
Blue Bird Corp. ..................................... United States 16,300 949,801
Columbus McKinnon Corp. ............................ United States 77,600 1,472,848
a
Gates Industrial Corp. plc ............................. United States 87,582 2,414,636
Wabash National Corp. ............................... United States 221,600 2,249,240
8,896,626
Metals & Mining 2.5%
a
Century Aluminum Co. ............................... United States 10,800 556,848
a,b
Critical Metals Corp. ................................. Austria 32,992 334,869
b
Hudbay Minerals, Inc. ................................ Canada 133,300 3,776,389
a
Major Drilling Group International, Inc. .................... Canada 184,600 2,465,754
7,133,860
Mortgage Real Estate Investment Trusts (REITs) 2.8%
Ladder Capital Corp. , A ............................... United States 270,653 2,806,672
Rithm Capital Corp. .................................. United States 228,050 2,291,902
TPG RE Finance Trust, Inc. ............................ United States 336,000 2,842,560
7,941,134
Multi-Utilities 0.9%
Algonquin Power & Utilities Corp. ....................... Canada 380,600 2,656,588
Oil, Gas & Consumable Fuels 6.1%
a
Antero Resources Corp. .............................. United States 96,600 3,555,846

Putnam Investment Funds
Schedule of Investments
Putnam Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Core Natural Resources, Inc. .......................... United States 37,700 $ 3,094,416
Magnolia Oil & Gas Corp. , A ........................... United States 129,625 3,606,167
Matador Resources Co. .............................. United States 60,100 3,089,140
Permian Resources Corp. , A ........................... United States 216,437 3,958,633
17,304,202
Passenger Airlines 1.1%
a
SkyWest, Inc. ...................................... United States 30,700 3,195,256
Pharmaceuticals 1.1%
a
Amneal Pharmaceuticals, Inc. .......................... United States 228,500 3,155,585
Professional Services 2.8%
Concentrix Corp. .................................... United States 66,600 2,184,480
a
IBEX Holdings Ltd. .................................. United States 115,597 3,340,753
ICF International, Inc. ................................ United States 30,000 2,493,900
8,019,133
Real Estate Management & Development 1.0%
b
Newmark Group, Inc. , A .............................. United States 184,800 2,683,296
Retail REITs 0.9%
b
Brixmor Property Group, Inc. ........................... United States 87,900 2,660,733
Semiconductors & Semiconductor Equipment 3.7%
a
Cohu, Inc. ......................................... United States 127,800 3,859,560
a,b
Ichor Holdings Ltd. .................................. United States 83,189 3,955,637
a,b
MaxLinear, Inc. , A ................................... United States 145,500 2,536,065
10,351,262
Software 1.7%
a,b
Realloys, Inc. ...................................... United States 41,355 763,413
a
RingCentral, Inc. , A .................................. United States 77,200 2,813,940
a,b
Riot Platforms, Inc. .................................. United States 73,800 1,202,202
4,779,555
Specialty Retail 2.7%
b
Academy Sports & Outdoors, Inc. ....................... United States 60,500 3,637,865
Camping World Holdings, Inc. , A ........................ United States 189,725 1,578,512
J Jill, Inc. ......................................... United States 130,565 2,254,858
7,471,235
Technology Hardware, Storage & Peripherals 1.1%
a
Diebold Nixdorf, Inc. ................................. United States 39,700 3,176,000
Textiles, Apparel & Luxury Goods 0.4%
b
Oxford Industries, Inc. ................................ United States 26,400 1,045,176
Tobacco 1.1%
c
Turning Point Brands, Inc. ............................. United States 21,955 3,007,616
Total Common Stocks (Cost $ 239,269,221 ) ...................................
280,549,969

Putnam Investment Funds
Schedule of Investments
Putnam Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.2%
Calls - Over-the-Counter
Equity Options 0.2%
CMB Tech NV , Counterparty MSCO , March Strike Price $ 15.00 ,
Expires 3/20/26 ................................... 4,272,765 63,279,650 $ 110,879
DHT Holdings, Inc. , Counterparty UBSW , March Strike Price
$ 18.00 , Expires 3/20/26 ............................. 4,050,000 78,934,500 437,715
548,594
Puts - Over-the-Counter
Equity Options 0.0%
†
Turning Point Brands, Inc. , Counterparty BZWS , March Strike
Price $ 135.00 , Expires 3/20/26 ........................ 1,067,040 146,173,810 58,234
Total Options Purchased (Cost $ 215,048 ) ....................................
606,828
Short Term Investments 11.3%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 0.4%
d,e
Putnam Short Term Investment Fund , Class P , 3.852% ....... United States 1,131,143 1,131,143
Total Management Investment Companies (Cost $ 1,131,143 ) ...................
1,131,143
f
Investments from Cash Collateral Received for
Loaned Securities 10.9%
Money Market Funds 10.9%
d,e
Putnam Cash Collateral Pool, LLC , 3.897% ................ United States 30,897,989 30,897,989
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 30,897,989 ) .........................................................
30,897,989
Total Short Term Investments (Cost $ 32,029,132 ) ..............................
32,029,132
a
Total Investments (Cost $ 271,513,401 ) 110.9% ................................
$313,185,929
Options Written (0.0) %
†
....................................................
(16,042)
Other Assets, less Liabilities (10.9) % ........................................
(30,962,570)
Net Assets 100.0% .........................................................
$282,207,317
a a a
Number of
Contracts
Notional
Amount
#
g
Options Written (0.0)%
†
Calls - Over-the-Counter
Equity Options (0.0)%
†
Turning Point Brands, Inc. , Counterparty BZWS , March Strike
Price $ 160.00 , Expires 3/20/26 ........................ 1,756,480 240,620,195 (16,042)
Total Options Written (Premiums received $ 21,407 ) ...........................
$ (16,042)

Putnam Investment Funds
Schedule of Investments
Putnam Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 28.
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at February 28, 2026. See Note 1(d).
c
A portion or all of the security is held in connection with written option contracts open at year end.
d
See Note 3(g) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(d) regarding securities on loan.
g
See Note 1(c) regarding written options.

Putnam Investment Funds
Financial Statements
Statement of Assets and Liabilities
February 28, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Small
Cap Value Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $239,484,269
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 32,029,132
Value - Unaffiliated issuers (Includes securities loaned of $ 30,046,237 ) ................................. $281,156,797
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 32,029,132
Cash .................................................................................... 13,440
Receivables:
Investment securities sold ................................................................... 640,867
Capital shares sold ........................................................................ 108,641
Dividends ............................................................................... 154,208
Prepaid expenses .......................................................................... 66,301
Total assets .......................................................................... 314,169,386
Liabilities:
Payables:
Investment securities purchased .............................................................. 403,909
Capital shares redeemed ................................................................... 234,355
Management fees ......................................................................... 131,154
Administrative fees ........................................................................ 748
Distribution fees .......................................................................... 37,054
Transfer agent fees ........................................................................ 97,516
Trustees' fees and expenses ................................................................. 58,814
Options written, at value (premiums received $ 21,407 ) ............................................... 16,042
Payable upon return of securities loaned (Note 1 d ) .................................................. 30,897,989
Accrued expenses and other liabilities ........................................................... 84,488
Total liabilities ......................................................................... 31,962,069
Net assets, at value ................................................................. $282,207,317
Net assets consist of:
Paid-in capital ............................................................................. $239,841,869
Total distributable earnings (losses) ............................................................. 42,365,448
Net assets, at value ................................................................. $282,207,317

Putnam Investment Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Small
Cap Value Fund
Class A:
Net assets, at value ....................................................................... $166,252,997
Shares outstanding ........................................................................ 9,995,004
Net asset value per share
a ,b
.................................................................. $16.63
Maximum offering price per share (net asset value per share ÷ 94 .25% )
b
................................ $17.64
Class C:
Net assets, at value ....................................................................... $5,001,915
Shares outstanding ........................................................................ 460,422
Net asset value and maximum offering price per share
a ,b
............................................ $10.86
Class R:
Net assets, at value ....................................................................... $2,735,896
Shares outstanding ........................................................................ 171,104
Net asset value and maximum offering price per share
b
............................................. $15.99
Class R6:
Net assets, at value ....................................................................... $20,461,806
Shares outstanding ........................................................................ 1,131,398
Net asset value and maximum offering price per share
b
............................................. $18.09
Class Y:
Net assets, at value ....................................................................... $87,754,703
Shares outstanding ........................................................................ 4,873,755
Net asset value and maximum offering price per share
b
............................................. $18.01
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Investment Funds
Financial Statements
Statement of Operations
for the year ended February 28, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Small
Cap Value Fund
Investment income:
Dividends: (net of foreign taxes of $28,769)
Unaffiliated issuers ........................................................................ $4,656,793
Non-controlled affiliates (Note 3 g ) ............................................................. 34,909
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (658,701)
Non-controlled affiliates (Note 3 g ) ............................................................. 798,936
Total investment income ................................................................... 4,831,937
Expenses:
Management fees (Note 3 a ) ................................................................... 1,580,852
Administrative fees (Note 3 b ) .................................................................. 4,428
Distribution fees: (Note 3c )
    Class A ................................................................................ 384,120
    Class C ................................................................................ 49,438
    Class R ................................................................................ 7,994
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 259,305
    Class C ................................................................................ 8,395
    Class R ................................................................................ 2,662
    Class R6 ............................................................................... 7,827
    Class Y ................................................................................ 147,209
Custodian fees (Note 4 ) ...................................................................... 7,204
Reports to shareholders fees .................................................................. 42,364
Registration and filing fees .................................................................... 86,271
Professional fees ........................................................................... 74,083
Trustees' fees and expenses (Note 3 f ) ........................................................... 9,846
Interest expense ........................................................................... 522
Other .................................................................................... 10,311
Total expenses ......................................................................... 2,682,831
Expense reductions (Note 4 ) ............................................................... (19,335)
Net expenses ......................................................................... 2,663,496
Net investment income ................................................................ 2,168,441
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 20,570,835
Written options ........................................................................... 59,617
Foreign currency transactions ................................................................ 1,272
Net realized gain (loss) .................................................................. 20,631,724
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 12,125,404
Written options ........................................................................... 5,873
Net change in unrealized appreciation (depreciation) ............................................ 12,131,277
Net realized and unrealized gain (loss) ............................................................ 32,763,001
Net increase (decrease) in net assets resulting from operations .......................................... $34,931,442

Putnam Investment Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Small Cap Value Fund
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,168,441 $1,634,837
Net realized gain (loss) ................................................. 20,631,724 10,926,150
Net change in unrealized appreciation (depreciation) ........................... 12,131,277 10,643,095
Net increase (decrease) in net assets resulting from operations ................ 34,931,442 23,204,082
Distributions to shareholders:
Class A ............................................................. (10,046,546) (8,448,577)
Class C ............................................................. (421,400) (488,679)
Class R ............................................................. (111,472) (76,936)
Class R6 ............................................................ (1,287,894) (1,142,675)
Class Y ............................................................. (5,266,473) (4,768,293)
Total distributions to shareholders .......................................... (17,133,785) (14,925,160)
Capital share transactions: (Note 2 )
Class A ............................................................. 336,081 (130,241)
Class B ............................................................. — (68,055)
Class C ............................................................. (719,804) (1,467,213)
Class R ............................................................. 1,279,905 319,319
Class R6 ............................................................ 7,436,706 (9,309,164)
Class Y ............................................................. (9,301,515) 12,004,040
Total capital share transactions ............................................ (968,627) 1,348,686
Net increase (decrease) in net assets ................................... 16,829,030 9,627,608
Net assets:
Beginning of year ....................................................... 265,378,287 255,750,679
End of year ........................................................... $282,207,317 $265,378,287

Putnam Investment Funds

franklintempleton.com
Annual Report
Notes to Financial Statements
Putnam Small Cap Value Fund
1. Organization and Significant Accounting Policies
Putnam Investment Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds. The Trust follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Putnam Small Cap
Value Fund (Fund) is included in this report. The Fund
offers five classes of shares: Class A, Class C, Class R,
Class R6 and Class Y. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held

Putnam Investment Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Small Cap Value Fund
(continued)
by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Investment Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Small Cap Value Fund
(continued)
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At February 28, 2026, the Fund had no
OTC derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to equity volatility risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 7  regarding other derivative information.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund‘s Schedule of Investments.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Putnam Investment Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Small Cap Value Fund
(continued)
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2026, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Income and Deferred Taxes
(continued)

Putnam Investment Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Small Cap Value Fund
(continued)
2. Shares of Beneficial Interest
At February 28, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 846,219 $13,158,702 1,022,737 $16,348,356
Shares issued in reinvestment of distributions .......... 624,238 9,837,981 492,541 8,274,676
Shares redeemed ............................... (1,441,890) (22,660,602) (1,548,514) (24,753,273)
Net increase (decrease) .......................... 28,567 $336,081 (33,236) $(130,241)
Class B Shares:
*
Shares redeemed ............................... — $— (6,104) $(68,055)
Net increase (decrease) .......................... — $— (6,104) $(68,055)
Class C Shares:
Shares sold ................................... 72,037 $755,870 445,985 $4,848,135
Shares issued in reinvestment of distributions .......... 40,871 421,378 43,015 488,648
Shares redeemed
a
.............................. (180,978) (1,897,052) (619,691) (6,803,996)
Net increase (decrease) .......................... (68,070) $(719,804) (130,691) $(1,467,213)
Class R Shares:
Shares sold ................................... 114,038 $1,760,221 44,990 $719,141
Shares issued in reinvestment of distributions .......... 7,353 111,472 4,743 76,936
Shares redeemed ............................... (39,989) (591,788) (31,142) (476,758)
Net increase (decrease) .......................... 81,402 $1,279,905 18,591 $319,319
Class R6 Shares:
Shares sold ................................... 700,681 $11,912,993 429,395 $7,359,865
Shares issued in reinvestment of distributions .......... 59,758 1,023,657 62,520 1,134,746
Shares redeemed ............................... (318,185) (5,499,944) (1,034,550) (17,803,775)
Net increase (decrease) .......................... 442,254 $7,436,706 (542,635) $(9,309,164)
Class Y Shares:
Shares sold ................................... 994,029 $16,368,368 1,842,589 $31,822,625
Shares issued in reinvestment of distributions .......... 302,237 5,156,160 259,430 4,690,495
Shares redeemed ............................... (1,858,446) (30,826,043) (1,440,299) (24,509,080)
Net increase (decrease) .......................... (562,180) $(9,301,515) 661,720 $12,004,040
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.

Putnam Investment Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Small Cap Value Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or trustees of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended February 28, 2026, the gross effective investment management fee rate was 0.601% of the Fund’s average daily net assets.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.780% of the first $5 billion,
0.730% of the next $5 billion,
0.680% of the next $10 billion,
0.630% of the next $10 billion,
0.580% of the next $50 billion,
0.560% of the next $50 billion,
0.550% of the next $100 billion and
0.545% of any excess thereafter.

Putnam Investment Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Small Cap Value Fund
(continued)
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $34,349
CDSC retained .............................................................................. $862
3. Transactions with Affiliates
(continued)

Putnam Investment Funds
Notes to Financial Statements

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Annual Report
Putnam Small Cap Value Fund
(continued)
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended February 28, 2026, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through June 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-
related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of
0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees and custodian fees, respectively. During the year ended February 28, 2026, the fees were reduced as noted in the Statement of Operations. Effective May 19, 2025, earned credits on custodian fees, if any, are recognized as income.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.852% ...... $351,756 $56,100,108 $(55,320,721) $— $— $1,131,143 1,131,143 $34,909
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.897% ............. $8,148,627 $177,274,968 $(154,525,606) $— $— $30,897,989 30,897,989 $798,936
Total Affiliated Securities ... $8,500,383 $233,375,076 $(209,846,327) $— $— $32,029,132 $833,845
3. Transactions with Affiliates
(continued)

Putnam Investment Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Small Cap Value Fund
(continued)
5. Income Taxes
The tax character of distributions paid during the years ended February 28, 2026 and 2025 , was as follows:
At February 28, 2026, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and passive foreign investment company shares.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 28, 2026, aggregated
$262,223,209 and $277,692,332, respectively.
At February 28, 2026, in connection with securities lending transactions, the Fund loaned equity investments and received
$30,897,989 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
2026 2025
Distributions paid from:
Ordinary income .......................................................... $5,223,360 $7,739,081
Long term capital gain ...................................................... 11,910,425 7,186,079
$17,133,785 $14,925,160
Cost of investments .......................................................................... $273,603,084
Unrealized appreciation ........................................................................ $55,308,330
Unrealized depreciation ........................................................................ (15,741,527)
Net unrealized appreciation (depreciation) .......................................................... $39,566,803
Distributable earnings:
Undistributed ordinary income ................................................................... $1,985,883
Undistributed long term capital gains .............................................................. 812,758
Total distributable earnings ..................................................................... $2,798,641

Putnam Investment Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Small Cap Value Fund
(continued)
7. Other Derivative Information
At February 28, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended February 28, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended February 28, 2026 , the average month end notional amount of options represented $1,262,08 7 .
See Note 1(c) regarding derivative financial instruments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended February 28, 2026, the Fund did not use the Global Credit Facility.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Small Cap Value Fund
Equity contracts ...........
Investments in securities, at value $ 606,828
a
Options written, at value $ 16,042
Total .................... $606,828 $16,042
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Small Cap Value Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Investments $—
a
Investments $391,780
a
Written options 59,617 Written options 5,873
Total ....................... $59,617 $397,653
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.

Putnam Investment Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Small Cap Value Fund
(continued)
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Putnam Small Cap Value Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 280,549,969 $ — $ — $ 280,549,969
Options Purchased ....................... — 606,828 — 606,828
Short Term Investments ................... 1,131,143 30,897,989 — 32,029,132
Total Investments in Securities ........... $281,681,112 $31,504,817 $— $313,185,929
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $16,042 $— $16,042
Total Other Financial Instruments ......... $— $16,042 $— $16,042
a
For detailed categories, see the accompanying Schedule of Investments.

Putnam Investment Funds
Notes to Financial Statements

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Annual Report
Putnam Small Cap Value Fund
(continued)
Abbreviations
Counterparty
BZWS
Barclays Bank plc
MSCO
Morgan Stanley
UBSW
UBS AG
Selected Portfolio
REIT Real Estate Investment Trust

Putnam Investment Funds
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Putnam Investment Funds and Shareholders of Putnam Small Cap Value Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam Small
Cap Value Fund (one of the funds constituting Putnam Investment Funds, referred to hereafter as the “Fund”) as of February
28, 2026, the related statement of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28,
2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 17, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Investment Funds
Tax Information (unaudited)

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Annual Report
Putnam Small Cap Value Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended February 28, 2026:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $12,329,400
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $2,782,695
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $3,310,277
Qualified Net Interest Income (QII) §871(k)(1)(C) $20,273
Qualified Business Income Dividends Earned §199A $885,134
Section 163(j) Interest Earned §163(j) $4,615

Putnam Investment Funds

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38984-AFSOI 04/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Investment Funds

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	April 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	April 29, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	April 29, 2026